Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Segment Reporting Information [Line Items]
Geographical long-lived assets	$ 263,965	$ 240,426
United States
Segment Reporting Information [Line Items]
Geographical long-lived assets	145,327	102,649
Europe, Middle-East and Africa
Segment Reporting Information [Line Items]
Geographical long-lived assets	36,476	43,922
Canada
Segment Reporting Information [Line Items]
Geographical long-lived assets	74,569	84,943
Asia Pacific
Segment Reporting Information [Line Items]
Geographical long-lived assets	$ 7,593	$ 8,912